Other Non-current Assets - Summary of Other Non-current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Miscellaneous non-current assets [abstract]
Taxes recoverable, statutory deposits and dues from government	$ 82.0	₨ 6,215.9	₨ 9,083.5
Prepaid expenses	37.3	2,825.2	1,831.0
Employee benefits	569.6	43,169.4	50.9
Others	26.4	2,004.6	2,920.1
Total	$ 715.3	₨ 54,215.1	₨ 13,885.5